Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of operating segments [line items]
Net interest income (loss)	$ 3,236	$ 3,187	$ 3,236	$ 9,628	$ 9,456
Non-interest income	2,614	2,515	2,335	7,851	6,989
Total revenue	5,850	5,702	5,571	17,479	16,445
Provision for (reversal of) credit losses	736	438	243	1,469	621
Amortization and impairment	274	282	260	833	769
Other non-interest expenses	3,033	2,858	2,923	10,076	8,551
Income (loss) before income taxes	1,807	2,124	2,145	5,101	6,504
Income taxes	377	436	479	1,551	1,446
Net income (loss)	1,430	1,688	1,666	3,550	5,058
Non-controlling interests	10	11	6	30	16
Equity shareholders	1,420	1,677	1,660	3,520	5,042
Average assets	943,640	932,775	899,963	943,307	884,166
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,898	1,732	1,767	5,339	4,937
Non-interest income	514	548	554	1,613	1,710
Total revenue	2,412	2,280	2,321	6,952	6,647
Provision for (reversal of) credit losses	423	123	200	704	571
Amortization and impairment	58	61	59	178	167
Other non-interest expenses	1,245	1,213	1,254	3,689	3,495
Income (loss) before income taxes	686	883	808	2,381	2,414
Income taxes	189	246	213	658	636
Net income (loss)	497	637	595	1,723	1,778
Equity shareholders	497	637	595	1,723	1,778
Average assets	320,832	317,531	310,716	318,781	301,508
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	443	453	442	1,360	1,220
Non-interest income	907	883	896	2,677	2,718
Total revenue	1,350	1,336	1,338	4,037	3,938
Provision for (reversal of) credit losses	40	46	10	132	2
Amortization and impairment			1	1	2
Other non-interest expenses	674	673	669	2,011	1,996
Income (loss) before income taxes	636	617	658	1,893	1,938
Income taxes	169	165	174	505	512
Net income (loss)	467	452	484	1,388	1,426
Equity shareholders	467	452	484	1,388	1,426
Average assets	91,995	91,708	87,216	91,198	83,016
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	477	460	415	1,413	1,189
Non-interest income	189	188	189	607	615
Total revenue	666	648	604	2,020	1,804
Provision for (reversal of) credit losses	255	248	35	601	118
Amortization and impairment	26	31	29	87	84
Other non-interest expenses	319	323	305	992	888
Income (loss) before income taxes	66	46	235	340	714
Income taxes	(7)	(9)	42	11	115
Net income (loss)	73	55	193	329	599
Equity shareholders	73	55	193	329	599
Average assets	60,637	61,440	54,528	60,489	52,264
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income (loss)	461	562	662	1,558	2,214
Non-interest income	894	800	537	2,640	1,605
Total revenue	1,355	1,362	1,199	4,198	3,819
Provision for (reversal of) credit losses	6	19	(9)	15	(61)
Amortization and impairment	2	1	1	5	4
Other non-interest expenses	671	663	592	1,982	1,777
Income (loss) before income taxes	676	679	615	2,196	2,099
Income taxes	182	182	168	593	569
Net income (loss)	494	497	447	1,603	1,530
Equity shareholders	494	497	447	1,603	1,530
Average assets	283,129	273,196	280,592	284,418	280,372
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income (loss)	(43)	(20)	(50)	(42)	(104)
Non-interest income	110	96	159	314	341
Total revenue	67	76	109	272	237
Provision for (reversal of) credit losses	12	2	7	17	(9)
Amortization and impairment	188	189	170	562	512
Other non-interest expenses	124	(14)	103	1,402	395
Income (loss) before income taxes	(257)	(101)	(171)	(1,709)	(661)
Income taxes	(156)	(148)	(118)	(216)	(386)
Net income (loss)	(101)	47	(53)	(1,493)	(275)
Non-controlling interests	10	11	6	30	16
Equity shareholders	(111)	36	(59)	(1,523)	(291)
Average assets	$ 187,047	$ 188,900	$ 166,911	$ 188,421	$ 167,006